FQF Trust

53 State Street

Suite 1308

Boston, Massachusetts 02109

November 2, 2016

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FQF Trust (the “Registrant”)

(File Nos. 333-173167 and 811-22540)

Dear Sir or Madam:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933, as amended, that:

1. The form of Prospectus and Statement of Additional Information dated October 28, 2016 for the Registrant’s O’Shares FTSE U.S. Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend Hedged ETF, O’Shares FTSE Asia Pacific Quality Dividend ETF and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 41 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended, on Form N-1A filed with the Securities and Exchange Commission on October 28, 2016 (the “Amendment”); and

2. The text of the Amendment has been filed electronically.

Very truly yours,

/s/ William DeRoche

William DeRoche

President